Derivative Instruments And Hedging Activities (Derivative Amounts Included In Consolidated Statements Of Income) (Detail) (Derivatives used for trading purposes [Member], JPY ¥)
In Billions, unless otherwise specified
	3 Months Ended				6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011
Derivative [Line items]
Net gain (loss) on trading derivatives	¥ (6)	[1],[2]	¥ (27)	[1],[2]	¥ 24	[1],[2]	¥ 124	[1],[2]
Equity contracts [Member]
Derivative [Line items]
Net gain (loss) on trading derivatives	(28)	[1],[2]	(28)	[1],[2]	1	[1],[2]	9	[1],[2]
Interest rate contracts [Member]
Derivative [Line items]
Net gain (loss) on trading derivatives	14	[1],[2]	23	[1],[2]	(21)	[1],[2]	122	[1],[2]
Credit contracts [Member]
Derivative [Line items]
Net gain (loss) on trading derivatives	5	[1],[2]	(14)	[1],[2]	(12)	[1],[2]	(29)	[1],[2]
Foreign exchange contracts [Member]
Derivative [Line items]
Net gain (loss) on trading derivatives	3	[1],[2]	(5)	[1],[2]	56	[1],[2]	15	[1],[2]
Commodity contracts [Member]
Derivative [Line items]
Net gain (loss) on trading derivatives	¥ 0	[1],[2]	¥ (3)	[1],[2]	¥ 0	[1],[2]	¥ 7	[1],[2]

[1]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
[2]	Includes net gain (loss) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges.